Leases	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Leases

Note 21 — Leases

As of March 31, 2025 and 2024, the Company has engaged in multiple offices and warehouse leases which were classified as operating leases. In addition, the Company engaged in a few automobiles’ leases under finance lease agreements.

The Company occupies various offices under operating lease agreements with a term shorter than twelve months which it elected not to recognize lease assets and lease liabilities under ASC 842. Instead, the Company recognized the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company recognized lease expense on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognized the finance leases ROU assets and interest on an amortized cost basis.

The amortization of finance ROU assets is recognized on straight-line basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period.

Operating and finance lease expenses consist of the following:

		For the Years Ended March 31,
	Classification	2025	2024	2023

Operating lease cost
Lease expenses	General and administrative	879,255	866,481	675,655
Finance lease cost
Amortization of leased asset	General and administrative	113,207	43,900	26,556
Interest on lease liabilities	Interest expenses on finance leases	11,663	4,234	3,389
Total lease expenses		$1,004,125	$914,615	$705,600

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of	As of
	March 31, 2025	March 31, 2024	March 31, 2023

Weighted-average remaining term
Operating lease	1.1 years	1.6 years	1.9 years
Finance leases	3.5 years	4.4 years	4.0 years
Weighted-average discount rate
Operating lease	4.7%	4.9%	3.3%
Finance leases	4.6%	4.5%	4.5%

The following table sets forth the Company’s minimum lease payments in future periods:

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending March 31, 2026	$401,187	$93,865	$495,052
Twelve months ending March 31, 2027	111,999	67,675	179,674
Twelve months ending March 31, 2028	-	61,764	61,764
Twelve months ending March 31, 2029	-	45,806	45,806
Twelve months ending March 31, 2030	-	-	-
Total lease payments	513,186	269,110	782,296
Less: discount	(26,067)	(19,976)	(46,043)
Present value of lease liabilities	$487,119	$249,134	$736,253
Present value of lease liabilities, current	$376,751	$84,528	$461,279
Present value of lease liabilities, non-current	$110,368	$164,606	$274,974